Financial Instruments - Fair Value of Financial Instruments Not Measured at Fair Value but for which Fair Value is Disclosed (Detail) - TWD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 958,471.8	$ 747,870.1
Financial liabilities	748,224.6	534,565.8
Financial assets at amortised cost, class [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,970.2	7,648.8
Financial liabilities at amortised cost [member] | Bonds payable including long-term liabilities-current portion) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	256,705.1	56,900.0
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial assets at amortised cost, class [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	11,053.6	7,718.7
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial liabilities at amortised cost [member] | Bonds payable including long-term liabilities-current portion) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 257,551.2	$ 57,739.1